BUSINESS COMBINATIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Nov. 11, 2019	Aug. 09, 2019	Feb. 01, 2019	Jan. 17, 2019	Dec. 31, 2018	Oct. 15, 2018	Aug. 20, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 188,538					$ 104,846			$ 98,926
Current liabilities
Total consideration paid net of cash and cash equivalents acquired	(97,300)					(4,137)			$ (19,149)
Goodwill expected to not be tax deductible	83,706					6,244
Avanxo
Current assets
Cash and cash equivalents	2,749
Investments	948
Trade receivables	6,931
Other receivables	3,624
Other assets	11,015
Non-current assets
Other receivables	0
Property and equipment	500
Intangibles	6,104
Right-of-use asset	0
Deferred tax	0
Goodwill	32,068
Current liabilities
Trade and other payables	(14,123)
Lease liabilities	0
Tax liabilities	(2,649)
Payroll and social security	(1,582)
Other liabilities	0
Borrowings	(644)
Deferred tax liabilities	(639)
Total consideration paid net of cash and cash equivalents acquired	(44,302)			$ (44,302)	$ (44,460)
Belatrix
Current assets
Cash and cash equivalents	3,929
Investments	86
Trade receivables	6,125
Other receivables	1,119
Other assets	0
Non-current assets
Other receivables	206
Property and equipment	3,181
Intangibles	8,285
Right-of-use asset	3,272
Deferred tax	184
Goodwill	50,816
Current liabilities
Trade and other payables	(3,195)
Lease liabilities	(3,347)
Tax liabilities	(1,138)
Payroll and social security	(3,224)
Other liabilities	(20)
Borrowings	(646)
Deferred tax liabilities	0
Total consideration paid net of cash and cash equivalents acquired	(65,633)		$ (65,633)
BI Live
Current assets
Cash and cash equivalents	0
Investments	0
Trade receivables	56
Other receivables	0
Other assets	0
Non-current assets
Other receivables	0
Property and equipment	0
Intangibles	0
Right-of-use asset	0
Deferred tax	0
Goodwill	822
Current liabilities
Trade and other payables	0
Lease liabilities	0
Tax liabilities	0
Payroll and social security	0
Other liabilities	0
Borrowings	0
Deferred tax liabilities	0
Total consideration paid net of cash and cash equivalents acquired	$ (878)	$ (878)
Small Footprint
Current assets
Cash and cash equivalents						191
Investments						0
Trade receivables						1,066
Other receivables						45
Other assets						0
Non-current assets
Other receivables						0
Property and equipment						48
Intangibles						173
Right-of-use asset						0
Deferred tax						0
Goodwill						6,244
Current liabilities
Trade and other payables						0
Lease liabilities						0
Tax liabilities						0
Payroll and social security						0
Other liabilities						(410)
Borrowings						0
Deferred tax liabilities						0
Total consideration paid net of cash and cash equivalents acquired						$ (7,357)	$ (7,397)	$ (7,357)